                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Falcon Fund Management, Ltd.
Address:          8235 Douglas Avenue, Suite 420
                  Dallas, TX 75225


13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             G. Houston Hall
Title:            President of FFM GP, Inc., General Partner of
                  Falcon Fund Management, Ltd.
Phone:            214-696-2700

Signature, Place, and Date of Signing:

/s/ G. HOUSTON HALL                          DALLAS, TX             MAY 13, 1999
--------------------------------     ----------------------------    ----------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

        13F File Number          Name

        28-
           ------------------    ----------------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        20

Form 13F Information Table Value Total:  $ 64,808
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.             13F File Number         Name

        ____            28-____________         ________________________________

                           FORM 13F INFORMATION TABLE


        COLUMN 1          COLUMN 2  COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------  --------   ------------   ------------------  ----------  --------  --------------------
                            TITLE                             SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       OF CLASS   CUSIP        VALUE       PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------  --------  --------   ------------   -------  ---  ----  ----------  --------  --------------------
Americredit Corp.           COM     03060R101   3,281,250.00   250,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Amresco Capital Trust       COM     031919103   3,685,500.00   378,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
A H Belo Corp Ser A         COM     080555105   2,513,025.00   137,700                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Caprock Communications      COM     140667106   4,875,000.00   250,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Drew Industries             COM     26168L205   2,052,050.00   180,400                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Exco Resources Inc.         COM     269279204   1,903,125.00   300,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Felcor Lodging Trust        COM     31430F101  10,513,212.50   453,400                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Felcor Suite Hotels Inc     PFD     31430F200     633,750.00    30,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
First City Financial Corp.  COM     33761X107   3,875,625.00   390,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
International Game Tech     COM     459902102   2,925,000.00   200,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Lancer Corp.                COM     514614106   3,426,300.25   386,062                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises          COM     57383M108   3,281,250.00   500,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises Pref     PFD     31430F200   1,635,051.21   222,367                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Miller Exploration Co.      COM     600533103   2,571,581.25   839,700                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Palomar Med Tech            COM     697529105      66,375.00   118,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Radica Games Ltd.           COM     G7342H107   7,066,465.00   559,720                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Scientific Games            COM     808747109   5,325,000.00   300,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Sunrise Technologies        COM     86769L103     550,000.00    50,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
Toymax International Inc    COM     892268103     128,250.00    19,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
United Insurance            COM     902737105   4,500,000.00   200,000                X          1        X
----------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                  64,807,810.21
----------------------------------------------------------------------------------------------------------------------------